Goodwill and Intangible Assets (Schedule Of Goodwill Balances For Continuing Operations By Reportable Segment And For Other Operations And Headquarters) (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Goodwill balances by segment for continuing operations
Balance at the beginning of the period	$ 471
Acquisitions	4
Balance at the end of the period	$ 476